CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Current assets
Cash and cash equivalents	$ 30,221	$ 63,154
Restricted cash	16,007
Accounts receivable, net of allowance for doubtful accounts of $3,272 and $4,330 as of March 31, 2013 and 2014, respectively	37,619	30,189
Inventories	1,693	1,162
Deferred tax assets-current	3,991	2,874
Prepaid expenses and other current assets	20,012	6,616
Amount due from related parties	1,287	483
Total current assets	110,830	104,478
Equity method investment	6,220
Restricted cash-non-current	2,153
Property and equipment, net	63,644	32,572
Acquired intangible assets, net	17,530	4,480
Goodwill	41,412	17,791
Cost method investment	129	131
Deferred tax assets-non-current	2,007	1,456
Rental deposit and other non-current assets	6,301	4,453
TOTAL ASSETS	250,226	165,361
Current liabilities
Accounts payable (including accounts payable of the consolidated VIE entities without recourse to iKang Healthcare Group, Inc. of $8,370 and $14,599 of March 31, 2013 and 2014, respectively)	16,965	9,822
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIE entities without recourse to iKang Healthcare Group, Inc. of $9,885 and $17,126 of March 31, 2013 and 2014, respectively)	24,275	17,191
Income tax payable (including income tax payable of the consolidated VIE entities without recourse to iKang Healthcare Group, Inc. of 2,085 and $5,299 of March 31, 2013 and 2014, respectively)	6,382	2,409
Amount due to related parties (including amount due to related parties of the consolidated VIE entities without recourse to iKang Healthcare Group, Inc. of $12,379 and$8,049 of March 31, 2013 and 2014, respectively)	8,049	12,379
Deferred revenues (including deferred revenues of the consolidated VIE entities without recourse to iKang Healthcare Group, Inc. of $19,183 and $22,234 of March 31, 2013 and 2014, respectively)	29,523	24,578
Deferred government subsidy-current (including deferred government subsidy - current of the consolidated VIE entities without recourse to iKangHealthcare Group, Inc. of $63 and $47 of March 31, 2013 and 2014, respectively)	47	63
Short term borrowings (including short term borrowings of the consolidated VIE entities without recourse to iKang Healthcare Group, Inc. of $5,482 and $17,717 of March 31, 2013 and 2014, respectively)	18,201	5,482
Convertible loan (including convertible loan of the consolidated VIE entities without recourse to iKang Healthcare Group, Inc. of nil and nil of March 31, 2013 and 2014, respectively)		2,000
Total current liabilities	103,442	73,924
Deferred government subsidy - non-current (including deferred government subsidy-non-current of the consolidated VIE entities without recourse to iKangHealthcare Group, Inc of $125 and $63 of March 31, 2013 and 2014, respectively)	63	125
Long term borrowings (including long term borrowings consolidated VIE entities without recourse to iKang Healthcare Group, Inc. of nil and $1,865 of March 31, 2013 and 2014, respectively)	1,865
Deferred tax liabilities-non-current (including deferred tax liabilities-non-current of the consolidated VIE entities without recourse to iKang Healthcare Group, Inc. of $483 and $2,929 of March 31, 2013 and 2014, respectively)	3,478	499
TOTAL LIABILITIES	108,848	74,548
Commitments and contingencies (Note 22)
iKang Guobin Healthcare Group, Inc. shareholders' equity
Additional paid-in capital	1,342	4,341
Statutory reserve	5,005	2,267
Accumulated deficit	(137,129)	(135,390)
Accumulated other comprehensive income	3,764	4,522
Total iKang Healthcare Group, Inc. shareholders' deficit	(126,957)	(124,195)
Non-controlling interest	3,818	1,030
TOTAL DEFICIT	(123,139)	(123,165)
TOTAL LIABILITIES, MEZZANINE EQUITY AND EQUITY	250,226	165,361
Series A convertible redeemable participating preferred shares
Mezzanine equity
Convertible redeemable participating preferred shares	6,496	6,496
Series B convertible redeemable participating preferred shares
Mezzanine equity
Convertible redeemable participating preferred shares	6,512	6,512
Series C1 convertible redeemable participating preferred shares
Mezzanine equity
Convertible redeemable participating preferred shares	5,700	5,700
Series C2 convertible redeemable participating preferred shares
Mezzanine equity
Convertible redeemable participating preferred shares	1,709	1,709
Series C3 convertible redeemable participating preferred shares
Mezzanine equity
Convertible redeemable participating preferred shares	4,157	4,157
Series D1 convertible redeemable participating preferred shares
Mezzanine equity
Convertible redeemable participating preferred shares	29,750	30,176
Series D2 convertible redeemable participating preferred shares
Mezzanine equity
Convertible redeemable participating preferred shares	11,300	12,356
Series E convertible redeemable participating preferred shares
Mezzanine equity
Convertible redeemable participating preferred shares	54,098	54,098
Series F convertible redeemable participating preferred shares
Mezzanine equity
Convertible redeemable participating preferred shares	144,795	92,774
Class A common shares
iKang Guobin Healthcare Group, Inc. shareholders' equity
Common shares	45	49
Class B common shares
iKang Guobin Healthcare Group, Inc. shareholders' equity
Common shares	$ 16	$ 16